DIVIDENDS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Mar. 12, 2020	Nov. 22, 2019	Aug. 15, 2019	May 30, 2019	Mar. 14, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends [Line Items]
Dividends							$ 79,116	$ 300,995
The period that the quarterly dividend program was suspended						2020-05
Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends							79,116	300,995
Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share	$ 0.05504	$ 0.05504	$ 0.05504	$ 0.0517	$ 0.0517
Quarterly Dividend [Member] | Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends							$ 79,116	$ 300,995